Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Corporate Income Tax Rate [Line Items]
Income before income tax expense	$ 286,494	$ 124,019	$ 62,695
Income tax expense at the statutory income tax rate	71,624	31,005	15,674
Permanent differences	5,506	1,663	870
Effect of different income tax calculation method required by tax bureau	(5)	48	67
Effect of income tax holiday and preferential tax rates	(58,529)	(43,460)	(17,844)
Changes in valuation allowance	7,855	3,758	420
Total income tax expense	51,425	23,423	11,379
PRC [Member]
Corporate Income Tax Rate [Line Items]
PRC statutory income tax rate (in percentage)	25.00%	25.00%	25.00%
Cayman Islands and other jurisdictions [Member]
Corporate Income Tax Rate [Line Items]
Effect of tax exempt status in Cayman Islands and other jurisdictions	24,701	30,241	12,217
Hong Kong [Member]
Corporate Income Tax Rate [Line Items]
Effect of different income tax rate in Hong Kong	$ 273	$ 168	$ (25)